Related party transactions - Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Balances with related parties
Amounts due to related parties	$ 6,540	$ 5,642
Borrowings outstanding balance	1,319,111	1,346,024
GasLog LNG Services
Balances with related parties
Amounts due to related parties	5,659	4,908
GasLog Ltd.
Balances with related parties
Amounts due to related parties	881	734
Cash deposited as collateral	15,000
GasLog Ltd. | Maximum
Balances with related parties
Cash deposited as collateral	15,000
GasLog Ltd. | Sponsor Credit Facility
Balances with related parties
Borrowings outstanding balance	0	$ 0
GasLog Ltd. | Sponsor Credit Facility - revolving credit
Balances with related parties
Amount of credit facility	$ 30,000